TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT	TRADE RECEIVABLES, NET – NON CURRENT AND CURRENT

	As of December 31,
	2023	2022

Trade receivables	6,430	—
Allowance for doubtful accounts (Note 19)	(6,430)	—

Trade receivables, net – Non-current	—	—

Current accounts	2,092,361	1,110,481
Trade receivables with related parties (Note 26)	26,183	80,078
Allowance for doubtful accounts (Note 19)	(53,045)	(9,870)

Trade receivables, net - Current	2,065,499	1,180,689

	Trade receivables, net as of December 31, 2023
	Total	Fully performing	Past due

Guaranteed	697,001	664,698	32,303
Not guaranteed	1,427,973	1,246,206	181,767

Trade receivables	2,124,974	1,910,904	214,070

Allowance for doubtful accounts (Note 19)	(59,475)	—	(59,475)

Trade receivables, net	2,065,499	1,910,904	154,595

	Trade receivables, net as of December 31, 2022
	Total	Fully performing	Past due

Guaranteed	527,700	498,962	28,738
Not guaranteed	662,859	590,093	72,766

Trade receivables	1,190,559	1,089,055	101,504

Allowance for doubtful accounts (Note 19)	(9,870)	—	(9,870)

Trade receivables, net	1,180,689	1,089,055	91,634